Inx Token Warrant Liability	12 Months Ended
Dec. 31, 2020
Disclosure Of Warrant Liability [Abstract]
INX TOKEN WARRANT LIABILITY
NOTE 4:-	INX TOKEN WARRANT LIABILITY

a.	Composition:

	Year ended December 31,
	2020	2019
Obligation to issue INX Tokens to early investors	$318	$109
Warrants granted to employees and service providers	3,931	4

	$4,249	$113

b.	The Company reserved 17,373,438 INX Tokens for sales and issuances to employees, directors, advisors and early investors in the Company. Of this amount, 1,333,000 INX Tokens have been issued and the Company has commitments to issue up to 6,676,083 additional INX Tokens.

c.	As part of equity financing agreements that took place in 2018, the Company has obligated to issue to the investors a number of INX tokens that will be determined pursuant to the results of the Offering. The Company have accounted for these obligations as derivative liabilities. See Notes 8(2)(a) and 8(2)(c).

d.	Warrants granted to employees and service providers:

As of December 31, 2020, the Company has commitments to grant 5,906,083 INX Tokens to directors, employees and service providers, substantially all of which were exercisable subject to the Offering being declared effective by the SEC. Most of these warrants are exercisable six months following the date the Offering was declared effective by the SEC in August 2020 and some are also subject to vesting periods.

The following table lists the inputs to the Black-Scholes pricing model used for the fair value measurement of INX Tokens warrants:

Expected volatility of the token prices (%)	65% - 99.3%
Risk-free interest rate (%)	0.65%
Expected life of warrant (years*)	0.25 - 4
Exercise price	$0.01 - $0.90

*) INX Token warrant granted with no expiration date were valued as the INX Token fair value.

The liability for INX Token warrants to employees and service providers is presented at fair value based on the above inputs. Token based compensation expenses in the years ended December 31, 2020 and 2019 amounted to $3,933 and $9, respectively.

d.	Movement during the year:

The following table presents the changes in the number of INX Tokens warrants and their weighted average exercise prices:

	2020		2019
	Number of tokens	Weighted average exercise price	Number of tokens	Weighted average exercise price

INX Tokens warrants outstanding at beginning of year	5,086,250	$0.016	4,482,500	$0.011
INX Token warrants granted during the year	1,084,833	$0.286	603,750	$0.057
Obligation exercised (tokens issued) during the year	(265,000)	$0.01	-	-

INX Token warrants outstanding at the end of year	5,906,083	$0.067	5,086,250	$0.016

INX Token warrants exercisable at end of year (*)	398,762	$0.080	247,500	$0.021

(*) As of December 31, 2020, all exercisable INX token warrants are subject to lock-up agreements for periods of 6 to 24 months following the date the Offering was declared effective by the SEC in August 2020.